                                   BB&T FUNDS

                         SUPPLEMENT DATED MARCH 11, 2005
                                     TO THE
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2005

THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 1, 2005:

Effective March 14, 2005, Paige Henderson will no longer serve as the portfolio manager of the Large Company Growth Fund. Accordingly, the following replaces the description of the Portfolio Manager for the Large Company Growth Fund on page 96 of the Prospectus.

LARGE COMPANY GROWTH FUND. Jeffrey J. Schappe, CFA, has headed the team that has served as portfolio manager for the Large Company Growth Fund since March 2005. Mr. Schappe has served as Chief Investment Officer for BB&T Asset Management, Inc. since April 2004. From 2002 through April 2004 he served as Senior Vice President and Chief Investment Officer for Citizens Advisers. He joined Citizens in 2001 as Director of Research. Before working at Citizens Advisers, Schappe managed the research department at George K. Baum & Company, a regional broker/dealer and investment bank. Prior to that, he served as Vice President/Portfolio Manager and Director of Research for Conseco Capital Management.


               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.



SA-INST 0305

                                   BB&T FUNDS

                         SUPPLEMENT DATED MARCH 11, 2005
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2005

THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED FEBRUARY 1, 2005:

Effective March 14, 2005, Paige Henderson will no longer serve as the portfolio manager of the Large Company Growth Fund. Accordingly, the following replaces the description of the Portfolio Manager for the Large Company Growth Fund on page 123 of the Prospectus.

LARGE COMPANY GROWTH FUND. Jeffrey J. Schappe, CFA, has headed the team that has served as portfolio manager for the Large Company Growth Fund since March 2005. Mr. Schappe has served as Chief Investment Officer for BB&T Asset Management, Inc. since April 2004. From 2002 through April 2004 he served as Senior Vice President and Chief Investment Officer for Citizens Advisers. He joined Citizens in 2001 as Director of Research. Before working at Citizens Advisers, Schappe managed the research department at George K. Baum & Company, a regional broker/dealer and investment bank. Prior to that, he served as Vice President/Portfolio Manager and Director of Research for Conseco Capital Management.


               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.



SA-RETAIL 0305